Contributed equity - Additional Information (Detail)	6 Months Ended
	Dec. 31, 2023 AUD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 30, 2023 $ / shares shares	Jun. 30, 2023 AUD ($)
Disclosure of classes of share capital [line items]
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement				$ 0.583
Fair value of warrants | $			$ 1,981,756
Issued capital | $	$ 98,779,714				$ 97,452,246
Fully paid ordinary shares par value	$ 0
Institutional investor [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares	26,200,000		26,200,000
Issued capital | $	$ 0
American Depositary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares				2,620,000
American Depositary Shares [Member] | Institutional investor [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares	2,620,000		2,620,000
Issue price		$ 0.45
Pre-funded warrants [member]
Disclosure of classes of share capital [line items]
Number of warrants issued | shares	1,824,445	1,824,445
Warrants issue price per share		$ 0.44
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement			$ 0.01
Ordinary warrants [member]
Disclosure of classes of share capital [line items]
Number of warrants issued | shares	4,444,445	4,444,445
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement			$ 0.583
Warrant reserve [member]
Disclosure of classes of share capital [line items]
Proceeds from issuing other equity instruments	$ 3,020,315	$ 1,981,756